Supplementary Information to Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplementary Information to Consolidated Statements of Cash Flows
SUPPLEMENTARY INFORMATION TO CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)	2016	2015
Cash paid for:
Interest	$644	$561
Income taxes	62	109

Change in non-cash operating working capital:
Accounts receivable and other current assets	$43	$14
Prepaid expenses	(4)	(1)
Inventories	17	15
Regulatory assets - current portion	(58)	57
Accounts payable and other current liabilities	25	(82)
Regulatory liabilities - current portion	(1)	38
	$22	$41

Non-cash investing and financing activities:
Common share dividends reinvested	$162	$156
Common shares issued on business acquisition (Notes 17 and 27)	4,684	—
Additions to utility capital assets and intangible assets included in current and long-term liabilities	296	187
Commitment to purchase capital lease interest (Note 15)	48	—
Transfer of deposit on business acquisition (Note 27)	38	—
Contributions in aid of construction included in current assets	9	4
Exercise of stock options into common shares	4	4